S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
05/31/2019

			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (99.52%)

Basic Materials (1.91%)
Air Products & Chemicals Inc		1,615	328,798
Albemarle Corp		868	54,944
Celanese Corp		371	35,219
CF Industries Holdings Inc		1,795	72,231
Dow Inc		5,828	272,517
DuPont de Nemours Inc*		17,485	533,642
Eastman Chemical Co		1,048	68,036
FMC Corp		1,102	80,942
Freeport-McMoRan Inc		6,887	66,873
International Paper Co		3,175	131,667
International Flavors & Fragrances Inc		683	92,492
Linde PLC		4,315	779,074
LyondellBasell Industries NV		2,532	188,001
Mosaic Co/The		2,068	44,400
Newmont Goldcorp Corp		3,766	124,617
Nucor Corp		2,404	115,392
PPG Industries Inc		2,102	219,974
Sherwin-Williams Co/The		628	263,415
Total Basic Materials			3,472,234

Communications (15.13%)
Alphabet Inc* Class A		2,286	2,529,459
Alphabet Inc* Class C		2,406	2,655,333
Amazon.com Inc*,(a)		3,273	5,809,804
Arista Networks Inc*		162	39,624
AT&T Inc		56,729	1,734,773
Booking Holdings Inc*		361	597,895
CBS Corp		2,752	132,867
CenturyLink Inc		4,581	47,871
Charter Communications Inc*		1,463	551,258
Cisco Systems Inc		34,921	1,816,940
Comcast Corp		36,651	1,502,691
Corning Inc		7,332	211,455
Discovery Inc* Class A		1,878	51,194
Discovery Inc* Class C		1,878	48,152
DISH Network Corp*		1,784	64,420
eBay Inc		8,321	298,974
Expedia Group Inc		689	79,235
F5 Networks Inc*		602	79,512
Facebook Inc*,(a)		18,754	3,328,271
Fox Corp Class A		2,714	95,614
Fox Corp Class B		1,242	43,110
Interpublic Group of Cos Inc/The		3,241	68,774
Juniper Networks Inc		2,718	66,890
Motorola Solutions Inc		1,430	214,429
Netflix Inc*		3,319	1,139,346
News Corp Class A		3,745	42,656
News Corp Class B		910	10,602
Omnicom Group Inc		1,982	153,328
Symantec Corp		5,172	96,872
TripAdvisor Inc*		850	35,930
Twitter Inc*		5,110	186,208
VeriSign Inc*		689	134,341
Verizon Communications Inc		31,159	1,693,492
Viacom Inc		2,740	79,542
Walt Disney Co/The		13,819	1,824,661
Total Communications			27,465,523

Consumer, Cyclical (8.72%)
Advance Auto Parts Inc	548	84,940
Alaska Air Group Inc	963	56,047
American Airlines Group Inc	4,021	109,492
Aptiv PLC	2,173	139,159
AutoZone Inc*	275	282,455
Best Buy Co Inc	1,956	122,583
BorgWarner Inc	1,664	59,039
Capri Holdings Ltd*	1,328	43,133
CarMax Inc*	1,689	132,215
Carnival Corp	3,334	170,667
Chipotle Mexican Grill Inc*	234	154,433
Copart Inc*	641	45,819
Costco Wholesale Corp	3,160	757,073
Darden Restaurants Inc	933	108,527
Delta Air Lines Inc	5,026	258,839
Dollar General Corp	1,932	245,905
Dollar Tree Inc*	1,907	193,732
DR Horton Inc	2,495	106,686
Fastenal Co	4,028	123,217
Foot Locker Inc	1,044	41,081
Ford Motor Co	27,615	262,895
Gap Inc/The	2,194	40,984
General Motors Co	10,151	338,434
Genuine Parts Co	1,170	115,713
Hanesbrands Inc	3,007	44,654
Harley-Davidson Inc	1,765	57,751
Hasbro Inc	950	90,383
Hilton Worldwide Holdings Inc	1,615	144,446
Home Depot Inc/The	9,397	1,784,019
Kohl's Corp	1,587	78,271
Kontoor Brands Inc*	370	10,833
L Brands Inc	1,787	40,136
Leggett & Platt Inc	1,017	36,114
Lennar Corp	2,200	109,252
LKQ Corp*	2,347	60,201
Lowe's Cos Inc	6,732	627,961
Macy's Inc	2,961	60,908
Marriott International Inc/MD	2,467	307,980
Mattel Inc*	2,508	24,704
McDonald's Corp	6,382	1,265,358
MGM Resorts International	3,988	98,982
Mohawk Industries Inc*	459	62,217
Newell Brands Inc	3,701	49,667
NIKE Inc	10,668	822,930
Nordstrom Inc	1,123	35,150
Norwegian Cruise Line Holdings Ltd*	1,599	87,481
O'Reilly Automotive Inc*	665	246,961
PACCAR Inc	2,601	171,198
PulteGroup Inc	2,804	86,924
PVH Corp	574	48,899
Ralph Lauren Corp	449	47,203
Ross Stores Inc	3,322	308,913
Royal Caribbean Cruises Ltd	1,236	150,495
Southwest Airlines Co	4,671	222,340
Starbucks Corp	10,948	832,705
Tapestry Inc	2,156	61,575
Target Corp	4,818	387,608
Tiffany & Co	950	84,655
TJX Cos Inc/The	10,832	544,741
Tractor Supply Co	1,050	105,819
Ulta Beauty Inc*	468	156,022
Under Armour Inc* Class A	1,210	27,588
Under Armour Inc* Class C	1,218	24,640
United Continental Holdings Inc*	2,214	171,917
VF Corp	2,588	211,905
Walgreens Boots Alliance Inc	6,346	313,112
Walmart Inc	11,851	1,202,165
Whirlpool Corp	570	65,482
WW Grainger Inc	441	115,405
Wynn Resorts Ltd	526	56,456
Yum! Brands Inc	2,700	276,345
Total Consumer, Cyclical		15,813,539

Consumer, Non-Cyclical (22.19%)
Abbott Laboratories	13,435	1,022,807
AbbVie Inc	12,821	983,499
ABIOMED Inc*	140	36,669
Alexion Pharmaceuticals Inc*	1,383	157,219
Align Technology Inc*	600	170,610
Allergan PLC	2,617	319,038
Altria Group Inc	14,863	729,179
AmerisourceBergen Corp	1,565	121,851
Amgen Inc	5,284	880,843
Anthem Inc	2,002	556,516
Archer-Daniels-Midland Co	4,902	187,845
Automatic Data Processing Inc	3,564	570,668
Avery Dennison Corp	891	92,717
Baxter International Inc	3,880	284,947
Becton Dickinson and Co	1,897	442,836
Biogen Inc*	1,739	381,345
Boston Scientific Corp*	11,526	442,714
Bristol-Myers Squibb Co	12,265	556,463
Brown-Forman Corp	1,728	86,365
Campbell Soup Co	1,449	52,613
Cardinal Health Inc	2,511	105,638
Celgene Corp*	6,007	563,397
Centene Corp*	2,584	149,226
Church & Dwight Co Inc	1,996	148,522
Cigna Corp	3,248	480,769
Cintas Corp	801	177,686
Clorox Co/The	943	140,328
Coca-Cola Co/The	30,037	1,475,718
Colgate-Palmolive Co	6,558	456,568
Conagra Brands Inc	2,987	79,962
Constellation Brands Inc	1,083	191,095
Cooper Cos Inc/The	374	111,373
Coty Inc	3,684	45,461
CVS Health Corp	10,096	528,728
Danaher Corp	4,166	549,954
DaVita Inc*	1,224	53,146
DENTSPLY SIRONA Inc	1,160	62,489
Ecolab Inc	1,937	356,582
Edwards Lifesciences Corp*	1,716	292,921
Eli Lilly & Co	7,419	860,159
Equifax Inc	870	105,183
Estee Lauder Cos Inc/The	1,800	289,854
FleetCor Technologies Inc*	699	180,489
Gartner Inc*	714	108,028
General Mills Inc	4,683	231,528
Gilead Sciences Inc	10,033	624,554
Global Payments Inc	1,172	180,535
H&R Block Inc	1,994	52,343
HCA Healthcare Inc	2,209	267,201
Henry Schein Inc*	1,256	80,962
Hershey Co/The	1,114	147,003
Hologic Inc*	2,135	93,961
Hormel Foods Corp	2,128	84,035
Humana Inc	1,191	291,628
IDEXX Laboratories Inc*	691	172,591
IHS Markit Ltd*	2,494	143,131
Illumina Inc*	1,143	350,798
Incyte Corp*	1,363	107,173
Intuitive Surgical Inc*	855	397,447
IQVIA Holdings Inc*	1,146	155,684
JM Smucker Co/The	823	100,044

Johnson & Johnson(a)	20,958	2,748,642
Kellogg Co	1,816	95,449
Kimberly-Clark Corp	2,926	374,206
Kraft Heinz Co/The	4,282	118,397
Kroger Co/The	8,014	182,799
Laboratory Corp of America Holdings*	705	114,640
Lamb Weston Holdings Inc	406	24,056
McCormick & Co Inc/MD	975	152,139
McKesson Corp	1,736	212,035
Medtronic PLC	10,936	1,012,455
Merck & Co Inc	21,298	1,687,015
Molson Coors Brewing Co	1,200	65,976
Mondelez International Inc	11,909	605,573
Monster Beverage Corp*	3,387	209,520
Moody's Corp	1,498	273,954
Mylan NV*	3,101	52,097
Nektar Therapeutics*	1,277	39,996
Nielsen Holdings PLC	1,879	42,710
PayPal Holdings Inc*	8,321	913,229
PepsiCo Inc	11,085	1,418,879
Perrigo Co PLC	677	28,448
Pfizer Inc	45,992	1,909,587
Philip Morris International Inc	11,608	895,325
Procter & Gamble Co/The	20,266	2,085,573
Quanta Services Inc	1,601	55,651
Quest Diagnostics Inc	1,168	112,023
Regeneron Pharmaceuticals Inc*	562	169,567
ResMed Inc	1,127	128,613
Robert Half International Inc	1,032	55,377
Rollins Inc	462	17,357
S&P Global Inc	2,019	431,823
Stryker Corp	2,155	394,882
Sysco Corp	3,758	258,626
Teleflex Inc	127	36,614
Thermo Fisher Scientific Inc	3,062	817,492
Total System Services Inc	1,190	147,001
Tyson Foods Inc	2,328	176,672
United Rentals Inc*	724	79,712
UnitedHealth Group Inc	7,607	1,839,372
Universal Health Services Inc	683	81,653
Varian Medical Systems Inc*	875	110,478
Verisk Analytics Inc	1,197	167,580
Vertex Pharmaceuticals Inc*	1,731	287,658
WellCare Health Plans Inc*	156	43,086
Zimmer Biomet Holdings Inc	1,338	152,438
Zoetis Inc	3,718	375,704
Total Consumer, Non-Cyclical		40,272,717

Energy (4.65%)
Anadarko Petroleum Corp	3,750	263,888
Apache Corp	2,792	72,787
Baker Hughes a GE Co	3,384	72,451
Cabot Oil & Gas Corp	3,164	79,163
Chevron Corp(a)	14,364	1,635,341
Cimarex Energy Co	657	37,574
Concho Resources Inc	1,114	109,183
ConocoPhillips	8,936	526,867
Devon Energy Corp	2,767	69,618
Diamondback Energy Inc	428	41,970
EOG Resources Inc	3,850	315,238
Exxon Mobil Corp(a)	32,610	2,307,809
Halliburton Co	6,883	146,539
Helmerich & Payne Inc	805	39,373
Hess Corp	1,823	101,833
HollyFrontier Corp	508	19,294
Kinder Morgan Inc	15,052	300,287
Marathon Oil Corp	5,187	68,209
Marathon Petroleum Corp	5,770	265,362
National Oilwell Varco Inc	3,192	66,553
Noble Energy Inc	2,616	55,982
Occidental Petroleum Corp	5,892	293,245
ONEOK Inc	3,307	210,391
Phillips 66	3,493	282,234
Pioneer Natural Resources Co	1,287	182,703
Schlumberger Ltd	11,025	382,457
TechnipFMC PLC	3,637	75,650
Valero Energy Corp	3,459	243,514
The Williams Cos Inc	6,307	166,379
Total Energy		8,431,894

Financial (18.19%)
Affiliated Managers Group Inc	409	34,282
Aflac Inc	6,890	353,457
Alexandria Real Estate Equities Inc	700	102,487
Alliance Data Systems Corp	400	55,000
The Allstate Corp	3,124	298,373
American Express Co	5,917	678,739
American International Group Inc	6,822	348,400
American Tower Corp	3,499	730,486
Ameriprise Financial Inc	1,369	189,237
Aon PLC	2,040	367,343
Apartment Investment & Management Co	1,069	53,397
Arthur J Gallagher & Co	1,374	115,691
Assurant Inc	596	59,576
AvalonBay Communities Inc	1,044	211,942
Bank of America Corp	74,761	1,988,643
The Bank of New York Mellon Corp	8,692	371,061
BB&T Corp	5,247	245,297
Berkshire Hathaway Inc*	15,083	2,977,685
BlackRock Inc	941	391,042
Boston Properties Inc	1,078	141,035
Capital One Financial Corp	4,021	345,283
Cboe Global Markets Inc	706	76,629
CBRE Group Inc*	2,058	94,051
Chubb Ltd	3,685	538,268
Cincinnati Financial Corp	1,179	115,825
Citigroup Inc	20,197	1,255,244
Citizens Financial Group Inc	3,885	126,573
CME Group Inc	2,250	432,270
Comerica Inc	1,331	91,599
Crown Castle International Corp	2,760	358,828
Digital Realty Trust Inc	1,218	143,383
Discover Financial Services	3,035	226,259
Duke Realty Corp	2,792	84,011
E*TRADE Financial Corp	1,181	52,909
Equinix Inc	434	210,833
Equity Residential	2,164	165,697
Essex Property Trust Inc	463	135,076
Everest Re Group Ltd	326	80,737
Extra Space Storage Inc	949	101,695
Federal Realty Investment Trust	548	71,640
Fifth Third Bancorp	5,427	143,816
First Republic Bank	454	44,047
Franklin Resources Inc	3,105	98,801
The Goldman Sachs Group Inc	2,819	514,439
The Hartford Financial Services Group Inc	2,922	153,873
HCP Inc	3,020	95,764
Host Hotels & Resorts Inc	5,173	93,683
Huntington Bancshares Inc	5,456	69,018
Intercontinental Exchange Inc	4,245	348,981
Invesco Ltd	3,410	66,631
Iron Mountain Inc	1,369	41,960

Jefferies Financial Group Inc	1,447	25,568
JPMorgan Chase & Co	26,976	2,858,378
KeyCorp	6,704	107,063
Kimco Realty Corp	2,994	52,096
Lincoln National Corp	2,305	137,032
Loews Corp	2,394	122,956
M&T Bank Corp	1,180	188,328
The Macerich Co	1,011	36,730
Marsh & McLennan Cos Inc	4,025	384,790
Mastercard Inc	7,325	1,842,164
MetLife Inc	7,704	356,002
Mid-America Apartment Communities Inc	858	97,966
Morgan Stanley	10,374	422,118
Nasdaq Inc	1,127	102,151
Northern Trust Corp	1,610	137,687
People's United Financial Inc	2,887	44,373
The PNC Financial Services Group Inc	3,945	502,042
Principal Financial Group Inc	2,041	105,254
The Progressive Corp	4,123	326,871
Prologis Inc	5,000	368,350
Prudential Financial Inc	3,541	327,118
Public Storage	1,035	246,206
Raymond James Financial Inc	1,004	82,910
Realty Income Corp	1,688	118,295
Regency Centers Corp	1,109	73,150
Regions Financial Corp	9,066	125,383
SBA Communications Corp*	918	198,664
The Charles Schwab Corp	9,317	387,680
Simon Property Group Inc	2,175	352,546
SL Green Realty Corp	740	63,640
State Street Corp	3,093	170,888
SunTrust Banks Inc	3,809	228,578
SVB Financial Group*	411	82,775
Synchrony Financial	6,040	203,125
T Rowe Price Group Inc	1,965	198,740
Torchmark Corp	1,176	100,560
The Travelers Cos Inc	2,411	350,969
UDR Inc	2,033	91,038
Unum Group	2,266	71,356
US Bancorp	12,265	615,704
Ventas Inc	2,081	133,808
Visa Inc	14,101	2,274,916
Vornado Realty Trust	1,244	82,390
Wells Fargo & Co(a)	32,401	1,437,633
Welltower Inc	2,792	226,766
The Western Union Co	4,688	90,947
Weyerhaeuser Co	5,770	131,556
Willis Towers Watson PLC	996	174,798
Zions Bancorp NA	1,054	45,396
Total Financial		32,996,450

Industrial (9.38%)
3M Co	4,679	747,470
Agilent Technologies Inc	2,633	176,543
Allegion PLC	703	68,226
AMETEK Inc	1,816	148,712
Amphenol Corp	2,372	206,364
Arconic Inc	2,478	54,268
Ball Corp	2,268	139,233
The Boeing Co	4,367	1,491,811
CH Robinson Worldwide Inc	1,280	101,926
Caterpillar Inc	4,752	569,337
CSX Corp	7,645	569,323
Cummins Inc	1,302	196,290
Deere & Co	2,547	357,013
Dover Corp	1,334	119,273
Eaton Corp PLC	3,484	259,523
Emerson Electric Co	5,336	321,441
Expeditors International of Washington Inc	1,549	107,795
FedEx Corp	1,881	290,201
FLIR Systems Inc	1,158	55,966
Flowserve Corp	1,128	52,396
Fluor Corp	1,298	35,981
Fortive Corp	964	73,409
Fortune Brands Home & Security Inc	1,197	57,528
Garmin Ltd	806	61,643
General Dynamics Corp	2,204	354,447
General Electric Co	68,083	642,704
Harris Corp	833	155,929
Honeywell International Inc	5,633	925,558
JB Hunt Transport Services Inc	690	58,747
Huntington Ingalls Industries Inc	358	73,433
Illinois Tool Works Inc	2,619	365,717
Ingersoll-Rand PLC	2,109	249,579
Jacobs Engineering Group Inc	962	72,429
Johnson Controls International plc	7,221	278,153
Kansas City Southern	811	91,870
Keysight Technologies Inc*	520	39,068
L3 Technologies Inc	719	174,041
Lockheed Martin Corp	1,981	670,648
Martin Marietta Materials Inc	463	97,462
Masco Corp	2,627	91,735
Mettler-Toledo International Inc*	202	146,064
Norfolk Southern Corp	2,398	467,946
Northrop Grumman Corp	1,488	451,235
Packaging Corp of America	752	66,988
Parker-Hannifin Corp	1,096	166,943
Pentair PLC	1,542	53,692
PerkinElmer Inc	1,021	88,153
Raytheon Co	2,443	426,303
Republic Services Inc	2,203	186,352
Rockwell Automation Inc	1,085	161,502
Roper Technologies Inc	694	238,680
Sealed Air Corp	1,582	66,286
AO Smith Corp	1,152	46,656
Snap-on Inc	424	66,110
Stanley Black & Decker Inc	1,237	157,371
TE Connectivity Ltd	3,236	272,568
Textron Inc	2,069	93,726
TransDigm Group Inc*	370	163,152
Union Pacific Corp	6,161	1,027,531
United Parcel Service Inc	5,289	491,454
United Technologies Corp	6,201	783,185
Vulcan Materials Co	956	119,414
Wabtec Corp	365	22,769
Waste Management Inc	3,352	366,541
Waters Corp*	682	136,884
Westrock Co	996	32,470
Xylem Inc	1,498	111,182
Total Industrial		17,014,349

Technology (16.29%)
Accenture PLC	4,670	831,587
Activision Blizzard Inc	5,269	228,517
Adobe Inc*	3,587	971,718
Advanced Micro Devices Inc*	5,848	160,294
Akamai Technologies Inc*	1,400	105,504
Analog Devices Inc	2,620	253,144
ANSYS Inc*	680	122,060
Apple Inc(a)	35,535	6,221,113
Applied Materials Inc	9,105	352,272
Autodesk Inc*	1,669	268,559
Broadcom Inc	3,102	780,587
Broadridge Financial Solutions Inc	364	45,453
Cadence Design Systems Inc*	2,246	142,778
Cerner Corp*	2,120	148,336
Citrix Systems Inc	1,348	126,874
Cognizant Technology Solutions Corp	4,408	272,987
DXC Technology Co	2,234	106,204
Electronic Arts Inc*	2,629	244,707
Fidelity National Information Services Inc	2,517	302,795
Fiserv Inc*	3,330	285,914
Fortinet Inc*	450	32,616
Hewlett Packard Enterprise Co	14,359	197,005
HP Inc	14,359	268,226
Intel Corp	36,299	1,598,609
International Business Machines Corp	6,898	875,977
Intuit Inc	2,031	497,290
IPG Photonics Corp*	299	37,426
Jack Henry & Associates Inc	214	28,081
KLA-Tencor Corp	1,217	125,436
Lam Research Corp	1,341	234,152
Maxim Integrated Products Inc	768	40,389
Microchip Technology Inc	1,401	112,122
Micron Technology Inc*	9,109	297,044
Microsoft Corp	60,049	7,426,861
MSCI Inc	713	156,867
NetApp Inc	2,586	153,091
NVIDIA Corp	4,645	629,212
Oracle Corp	20,214	1,022,829
Paychex Inc	2,454	210,529
Qorvo Inc*	1,120	68,522
QUALCOMM Inc	11,465	766,091
Red Hat Inc*	1,433	264,102
salesforce.com Inc*	6,068	918,756
Seagate Technology PLC	2,601	108,852
Skyworks Solutions Inc	1,431	95,348
Synopsys Inc*	1,189	138,447
Take-Two Interactive Software Inc*	902	97,551
Texas Instruments Inc	7,795	813,096
Western Digital Corp	2,052	76,375
Xerox Corp	2,577	78,882
Xilinx Inc	2,112	216,079
Total Technology		29,557,266

Utilities (3.06%)
AES Corp		4,674	73,849
Alliant Energy Corp		1,758	83,435
Ameren Corp		1,808	132,599
American Electric Power Co Inc		3,645	313,907
American Water Works Co Inc		1,374	155,289
Atmos Energy Corp		927	94,369
CenterPoint Energy Inc		2,979	84,723
CMS Energy Corp		2,062	115,699
Consolidated Edison Inc		2,227	192,190
Dominion Energy Inc		6,340	476,641
DTE Energy Co		1,258	157,841
Duke Energy Corp		5,180	443,460
Edison International		2,433	144,447
Entergy Corp		1,304	126,579
Evergy Inc		852	49,535
Eversource Energy		2,274	167,912
Exelon Corp		6,183	297,279
FirstEnergy Corp		3,123	128,793
NextEra Energy Inc		3,624	718,314
NiSource Inc		2,050	57,093
NRG Energy Inc		1,956	66,582
Pinnacle West Capital Corp		806	75,691
PPL Corp		4,208	125,230
Public Service Enterprise Group Inc		3,861	226,872
Sempra Energy		1,653	217,287
The Southern Co		7,566	404,781
WEC Energy Group Inc		2,388	192,353
Xcel Energy Inc		3,728	213,764
Total Utilities			5,536,514

Total Common Stock (Cost $68,944,738)			180,560,486

United States Treasury Bills (0.27%)
0.000%	08/01/2019	500,000	498,121
Total United States Treasury Bills (Cost $4,980,222)			498,121

Total Investments (Cost $69,442,746)(b) (99.80%)			181,058,607
Other Net Assets (0.20%)			367,856
Net Assets (100.00%)			181,426,464

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $69,495,292.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	115,010,448
Unrealized depreciation	(3,447,133)
Net unrealized appreciation	111,563,315

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2019:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
6 / JUN 2019 / Long / CME	846,662	825,780	(20,882)

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
05/31/2019

			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (99.48%)

Basic Materials (4.74%)
Allegheny Technologies Inc*		8,230	176,204
Ashland Global Holdings Inc		4,350	325,685
Cabot Corp		4,329	172,900
Carpenter Technology Corp		3,473	140,865
The Chemours Co		11,626	245,192
Commercial Metals Co		8,847	118,107
Compass Minerals International Inc		2,545	129,820
Domtar Corp		4,269	179,511
Ingevity Corp*		2,823	247,577
Minerals Technologies Inc		2,659	138,215
NewMarket Corp		620	239,940
Olin Corp		11,754	230,496
PolyOne Corp		5,712	143,543
Reliance Steel & Aluminum Co		4,551	378,962
Royal Gold Inc		4,445	391,116
RPM International Inc		8,931	477,987
Sensient Technologies Corp		3,071	207,907
Steel Dynamics Inc		15,574	391,686
United States Steel Corp(a)		11,778	139,216
Valvoline Inc		12,831	223,901
Versum Materials Inc		7,402	380,093
Total Basic Materials			5,078,923

Communications (3.56%)
AMC Networks Inc*		3,034	160,104
Cable One Inc		349	389,850
Cars.com Inc*		4,206	89,041
Ciena Corp*		10,088	352,475
FactSet Research Systems Inc		2,580	717,756
InterDigital Inc		2,212	140,506
LogMeIn Inc		3,449	247,742
Meredith Corp		2,763	143,041
The New York Times Co		9,283	295,385
Plantronics Inc		2,393	98,281
TEGNA Inc		14,641	221,665
Telephone & Data Systems Inc		6,361	183,260
ViaSat Inc*		3,110	270,663
John Wiley & Sons Inc		3,389	141,592
World Wrestling Entertainment Inc		2,835	206,218
Yelp Inc*		5,168	158,813
Total Communications			3,816,392

Consumer, Cyclical (13.59%)
Adient PLC	6,606	114,020
American Eagle Outfitters Inc	11,372	197,873
AutoNation Inc*	4,193	165,498
Bed Bath & Beyond Inc	8,029	101,888
Boyd Gaming Corp	5,823	139,286
Brinker International Inc	2,681	100,725
Brunswick Corp	6,199	257,135
Caesars Entertainment Corp*	39,556	347,697
Carter's Inc	3,088	259,732
Casey's General Stores Inc	2,483	320,506
The Cheesecake Factory Inc	2,829	122,354
Churchill Downs Inc	2,520	248,422
Cinemark Holdings Inc	7,226	274,516
Cracker Barrel Old Country Store Inc	1,631	256,214
Dana Inc	9,921	144,747
Deckers Outdoor Corp*	2,088	317,585
Delphi Technologies PLC	6,288	95,955
Dick's Sporting Goods Inc	5,004	172,688
Dillard's Inc	1,253	70,995
Domino's Pizza Inc	2,784	778,127
Dunkin' Brands Group Inc	5,819	431,886
Eldorado Resorts Inc*	4,262	209,563
Five Below Inc*	3,783	486,986
The Goodyear Tire & Rubber Co	15,754	211,261
Herman Miller Inc	4,423	156,972
HNI Corp	2,950	97,822
International Speedway Corp	1,729	77,390
Jack in the Box Inc	1,750	145,600
JetBlue Airways Corp*	20,797	358,332
KB Home	6,210	156,057
Live Nation Entertainment Inc*	9,472	576,087
Marriott Vacations Worldwide Corp	2,668	239,853
The Michaels Cos Inc*	6,098	55,553
MSC Industrial Direct Co Inc	3,063	216,432
Nu Skin Enterprises Inc	3,686	172,099
NVR Inc*	230	736,360
Ollie's Bargain Outlet Holdings Inc*	3,572	352,628
Papa John's International Inc	1,527	74,014
Penn National Gaming Inc*	6,066	114,344
Polaris Industries Inc	3,887	310,494
Pool Corp	2,672	480,372
Sally Beauty Holdings Inc*	8,063	122,396
Scientific Games Corp*	3,739	71,415
The Scotts Miracle-Gro Co	2,666	238,687
Signet Jewelers Ltd	3,605	67,990
Six Flags Entertainment Corp	4,962	244,924
Skechers U.S.A. Inc*	9,054	252,878
Tempur Sealy International Inc*	3,255	207,702
Texas Roadhouse Inc	4,276	219,188
Thor Industries Inc	3,464	178,881
Toll Brothers Inc	9,416	327,394
The Toro Co	7,200	469,152
TRI Pointe Group Inc*	9,612	118,228
Tupperware Brands Corp	3,537	65,859
Urban Outfitters Inc*	5,663	127,248
Visteon Corp*	2,116	94,183
Watsco Inc	1,930	303,763
The Wendy's Co	12,842	236,164
Williams-Sonoma Inc	5,494	321,399
World Fuel Services Corp	4,557	132,791
Wyndham Destinations Inc	6,409	254,950
Wyndham Hotels & Resorts Inc	6,641	354,231
Total Consumer, Cyclical		14,555,491

Consumer, Non-Cyclical (15.76%)
Aaron's Inc	4,816	256,500
Acadia Healthcare Co Inc*	5,855	188,648
Adtalem Global Education Inc*	4,267	187,577
Amedisys Inc*	1,976	221,925
ASGN Inc*	3,736	189,527
Avanos Medical Inc*	3,497	131,767
Avis Budget Group Inc*	4,318	122,458
Bio-Rad Laboratories Inc*	1,366	391,946
Bio-Techne Corp	2,562	507,404
The Boston Beer Co Inc	612	192,352
The Brink's Co	3,568	274,736
Cantel Medical Corp	2,540	174,600
Catalent Inc*	9,318	423,969
Charles River Laboratories International Inc*	3,272	410,472
Chemed Corp	1,083	355,159
CoreLogic Inc*	5,823	228,203
Edgewell Personal Care Co*	3,960	113,018
Encompass Health Corp	6,827	402,247
Exelixis Inc*	12,500	244,875
Flowers Foods Inc	12,448	278,462
Globus Medical Inc*	5,432	213,478
Graham Holdings Co	295	200,759
Green Dot Corp*	3,207	148,837
Haemonetics Corp*	3,460	335,585
The Hain Celestial Group Inc*	6,209	126,602
Healthcare Services Group Inc	5,305	167,691
HealthEquity Inc*	3,845	251,309
Helen of Troy Ltd*	1,736	231,947
Hill-Rom Holdings Inc	4,543	436,809
ICU Medical Inc*	1,078	229,398
Ingredion Inc	4,523	344,472
Inogen Inc*	1,242	80,072
Insperity Inc	2,527	287,825
Integra LifeSciences Holdings Corp*	5,052	235,423
Lancaster Colony Corp	1,325	190,575
Ligand Pharmaceuticals Inc*	1,437	154,305
LivaNova PLC*	2,983	214,478
LiveRamp Holdings Inc*	4,622	237,478
Mallinckrodt PLC*	5,485	47,665
ManpowerGroup Inc	4,096	350,290
MarketAxess Holdings Inc(a)	2,556	761,228
Masimo Corp*	2,951	385,814
MEDNAX Inc*	5,965	147,097
Molina Healthcare Inc*	4,237	602,756
NuVasive Inc*	2,872	166,461
Patterson Cos Inc	5,856	123,093
Post Holdings Inc*,(a)	4,511	474,106
PRA Health Sciences Inc*	3,625	314,396
Prestige Consumer Healthcare Inc*	3,633	105,466
Sabre Corp	14,745	299,029
Sanderson Farms Inc	1,414	193,308
Service Corp International	12,527	549,559
Sotheby's*	2,635	88,826
Sprouts Farmers Market Inc*	8,749	175,417
STERIS PLC	5,692	760,907
Syneos Health Inc*	4,220	173,991
Tenet Healthcare Corp*	5,708	113,932
Tootsie Roll Industries Inc	1,425	54,093
TreeHouse Foods Inc*	3,798	197,990
United Therapeutics Corp*,(a)	2,770	232,597
Weight Watchers International Inc*	2,743	47,426
West Pharmaceutical Services Inc	5,033	576,782
WEX Inc*,(a)	2,900	547,926
Total Consumer, Non-Cyclical		16,873,043

Energy (3.53%)
Apergy Corp*	5,543	171,888
Callon Petroleum Co*	14,269	89,181
Chesapeake Energy Corp*	66,369	127,428
CNX Resources Corp*	13,127	101,340
Core Laboratories NV	2,429	115,718
Ensco Rowan plc	13,228	110,718
EQT Corp	17,285	316,317
Equitrans Midstream Corp	13,801	274,088
First Solar Inc*,(a)	5,241	304,189
Matador Resources Co*	7,147	117,497
McDermott International Inc*	12,878	77,783
Murphy Oil Corp	8,937	222,085
Murphy USA Inc*	2,035	163,329
NOW Inc*	7,894	102,859
Oasis Petroleum Inc*	19,091	99,273
Oceaneering International Inc*	7,433	121,901
Patterson-UTI Energy Inc	12,375	131,546
PBF Energy Inc	7,881	208,058
QEP Resources Inc*	17,033	117,698
Range Resources Corp	14,087	110,160
SM Energy Co	7,260	84,434
Southwestern Energy Co*	35,965	129,114
Transocean Ltd*	31,902	197,792
WPX Energy Inc*	26,816	288,540
Total Energy		3,782,936

Financial (25.87%)
Banks (6.98%)
Associated Banc-Corp	11,169	221,258
BancorpSouth Bank	5,929	160,557
Bank of Hawaii Corp	3,004	227,283
Bank OZK	8,585	248,107
Cathay General Bancorp	5,662	190,470
Chemical Financial Corp	4,849	183,583
Commerce Bancshares Inc(a)	6,696	383,882
Cullen/Frost Bankers Inc	4,063	370,830
East West Bancorp Inc	9,835	420,150
First Financial Bankshares Inc	4,601	260,693
First Horizon National Corp	21,591	289,535
FNB Corp	22,852	251,372
Fulton Financial Corp	11,526	181,650
Hancock Whitney Corp	5,983	227,234
Home BancShares Inc	9,497	166,387
International Bancshares Corp	3,830	139,642
PacWest Bancorp(a)	8,196	297,843
Pinnacle Financial Partners Inc	5,215	276,134
Prosperity Bancshares Inc	4,502	291,775
Signature Bank	3,795	434,716
Synovus Financial Corp	8,453	270,158
TCF Financial Corp	11,125	212,043
Texas Capital Bancshares Inc*	3,508	201,008
Trustmark Corp	4,422	140,487
UMB Financial Corp	2,995	184,911
Umpqua Holdings Corp	15,568	248,621
United Bankshares Inc	6,927	247,848
Valley National Bancorp	18,619	182,839
Webster Financial Corp	6,509	288,219
Wintrust Financial Corp	4,053	274,550
		7,473,785

Diversified Financial Service (2.72%)
Deluxe Corp	2,963	110,224
Eaton Vance Corp(a)	7,813	298,613
Evercore Inc	2,936	226,747
Federated Investors Inc	6,496	198,323
Interactive Brokers Group Inc	5,053	256,692
Janus Henderson Group PLC	11,194	227,462
Legg Mason Inc	6,044	215,287
LendingTree Inc*	548	205,906
Navient Corp	14,764	192,523
SEI Investments Co	8,759	440,139
SLM Corp	30,078	286,042
Stifel Financial Corp	4,809	257,907
		2,915,865
Insurance (5.44%)
Alleghany Corp*	981	650,697
American Financial Group Inc	4,859	477,154
Brighthouse Financial Inc*	7,852	278,667
Brown & Brown Inc	15,751	497,259
CNO Financial Group Inc	11,860	186,321
First American Financial Corp	7,827	404,265
Genworth Financial Inc*	37,014	107,711
The Hanover Insurance Group Inc	2,752	336,184
Kemper Corp	3,706	307,561
Mercury General Corp	1,883	108,555
Old Republic International Corp	17,345	382,457
Primerica Inc	2,889	331,831
Reinsurance Group of America Inc	4,238	627,478
RenaissanceRe Holdings Ltd	2,830	493,665
WR Berkley Corp	10,203	634,627
		5,824,432

Real Estate (10.03%)
Alexander & Baldwin Inc	4,965	114,543
American Campus Communities Inc	9,297	430,637
Brixmor Property Group Inc	20,261	347,476
Camden Property Trust(a)	6,565	678,558
CoreCivic Inc	8,052	176,339
CoreSite Realty Corp	2,417	282,112
Corporate Office Properties Trust	7,042	196,049
Cousins Properties Inc	25,361	229,517
CyrusOne Inc	6,021	355,480
Douglas Emmett Inc	10,862	437,630
EPR Properties	4,422	345,358
First Industrial Realty Trust Inc	8,145	282,713
The GEO Group Inc	8,190	179,607
Healthcare Realty Trust Inc	7,860	253,406
Highwoods Properties Inc	7,026	308,160
Hospitality Properties Trust	11,619	288,965
JBG SMITH Properties	4,776	188,604
Jones Lang LaSalle Inc	3,095	385,173
Kilroy Realty Corp	6,874	506,683
Lamar Advertising Co(a)	5,778	451,897
Liberty Property Trust	10,038	476,504
Life Storage Inc	3,290	316,761
Mack-Cali Realty Corp	6,694	152,088
Medical Properties Trust Inc	25,745	457,746
National Retail Properties Inc(a)	10,988	588,187
Omega Healthcare Investors Inc	14,003	498,787
Pebblebrook Hotel Trust	9,312	259,153
PotlatchDeltic Corp	3,261	109,733
Rayonier Inc	8,785	247,298
Realogy Holdings Corp	8,805	62,427
Sabra Health Care REIT Inc	12,956	249,921
Senior Housing Properties Trust	16,800	132,384
Tanger Factory Outlet Centers Inc	6,683	113,344
Taubman Centers Inc	4,147	183,961
Uniti Group Inc	9,408	90,411
Urban Edge Properties	7,463	128,737
Weingarten Realty Investors	8,116	228,871
		10,735,220
Savings&Loans (0.72%)
New York Community Bancorp Inc	31,707	314,850
Sterling Bancorp	14,431	278,663
Washington Federal Inc	5,503	173,730
		767,243

Total Financial		27,716,545

Industrial (19.45%)
Acuity Brands Inc	2,706	334,651
AECOM*	10,590	337,821
AGCO Corp	4,360	290,202
AptarGroup Inc	4,404	498,841
Arrow Electronics Inc*	5,761	360,984
Avnet Inc	7,356	300,419
Belden Inc	2,673	136,858
Bemis Co Inc	6,419	374,549
Carlisle Cos Inc	3,886	518,043
Clean Harbors Inc*	3,448	221,086
Cognex Corp	11,590	470,553
Coherent Inc*	1,741	191,562
Colfax Corp*	6,448	161,845
Crane Co	3,447	263,558
Curtiss-Wright Corp(a)	2,903	323,655
Donaldson Co Inc	8,677	411,724
Dycom Industries Inc*	2,187	114,096
Eagle Materials Inc	3,114	267,991
EMCOR Group Inc	3,799	306,047
Energizer Holdings Inc	4,614	188,805
EnerSys	2,978	167,453
GATX Corp	2,483	173,363
Genesee & Wyoming Inc*	3,819	363,645
Gentex Corp	17,588	375,680
Graco Inc	11,215	529,572
Granite Construction Inc	2,975	119,565
Greif Inc	1,958	69,392
Hubbell Inc(a)	3,704	424,256
IDEX Corp	5,142	785,234
ITT Inc	5,929	341,629
Jabil Inc	9,552	234,884
KBR Inc	9,567	212,579
Kennametal Inc	5,634	173,246
Kirby Corp*	3,748	290,020
Knight-Swift Transportation Holdings Inc	8,451	233,586
Landstar System Inc	2,721	261,896
Lennox International Inc	2,434	642,843
Lincoln Electric Holdings Inc	4,369	331,782
Littelfuse Inc	1,717	280,232
Louisiana-Pacific Corp	9,186	209,625
MasTec Inc*	4,309	200,325
MDU Resources Group Inc	13,807	340,757
MSA Safety Inc	2,387	237,220
National Instruments Corp	7,974	307,717
Nordson Corp	3,589	450,850
nVent Electric PLC	10,942	252,323
Old Dominion Freight Line Inc	4,404	583,265
Oshkosh Corp	4,752	338,295
Owens-Illinois Inc	10,422	166,752
Regal Beloit Corp	3,089	224,570
Resideo Technologies Inc*	8,815	173,479
Ryder System Inc	3,743	189,022
Silgan Holdings Inc	5,244	152,024
Sonoco Products Co	7,027	434,479
Stericycle Inc*	5,784	268,262
SYNNEX Corp	2,962	256,835
Tech Data Corp*	2,618	237,322
Teledyne Technologies Inc*	2,505	590,678
Terex Corp	4,504	120,572
The Timken Co	4,828	212,480
Trex Co Inc*	3,993	238,861
Trimble Inc*	17,064	680,853
Trinity Industries Inc	9,047	174,426
Universal Display Corp	2,876	422,571
Valmont Industries Inc	1,488	168,308
Vishay Intertechnology Inc	8,970	136,703
Werner Enterprises Inc	3,170	88,380
Woodward Inc	3,838	418,035
Worthington Industries Inc	2,663	90,915
XPO Logistics Inc*	7,408	385,883
Total Industrial		20,835,934

Technology (8.40%)
ACI Worldwide Inc*	7,880	247,905
Allscripts Healthcare Solutions Inc*	13,284	129,253
Blackbaud Inc	2,675	205,761
CACI International Inc*	1,686	343,135
CDK Global Inc	8,461	409,512
Cirrus Logic Inc*	4,012	149,928
CommVault Systems Inc*	2,668	122,861
Covetrus Inc*	6,488	159,994
Cree Inc*	6,918	381,459
Cypress Semiconductor Corp(a)	24,346	433,846
Fair Isaac Corp*	1,774	524,927
j2 Global Inc	3,256	274,448
Leidos Holdings Inc	9,916	746,972
Lumentum Holdings Inc*	4,462	180,577
Manhattan Associates Inc*	4,411	288,788
MAXIMUS Inc	4,328	308,370
Medidata Solutions Inc*	4,277	389,849
MKS Instruments Inc	3,838	274,263
Monolithic Power Systems Inc	2,786	324,430
NCR Corp*	8,611	263,497
NetScout Systems Inc*	5,034	123,383
Perspecta Inc	10,216	221,789
PTC Inc*	7,392	621,372
Science Applications International Corp	3,057	234,594
Silicon Laboratories Inc*	3,009	281,552
Synaptics Inc*	2,575	68,109
Teradata Corp*	7,958	273,278
Teradyne Inc	11,780	496,409
Tyler Technologies Inc*	2,470	526,974
Total Technology		9,007,235

Utilities (4.58%)
ALLETE Inc		3,628	297,097
Aqua America Inc		12,086	477,880
Black Hills Corp		3,781	288,112
Hawaiian Electric Industries Inc		7,391	307,022
IDACORP Inc		3,500	350,945
National Fuel Gas Co		6,006	320,180
New Jersey Resources Corp		5,790	274,736
NorthWestern Corp		3,640	258,222
OGE Energy Corp		13,551	563,180
ONE Gas Inc		3,566	312,239
PNM Resources Inc		5,404	254,582
Southwest Gas Holdings Inc		3,218	273,981
Spire Inc		3,442	286,787
UGI Corp		11,795	608,740
Total Utilities			4,873,703

Total Common Stock (Cost $80,798,069)			106,540,203

United States Treasury Bills (0.37%)
0.000%	08/01/2019	400,000	398,497
Total United States Treasury Bills (Cost $4,980,222)			398,497

Total Investments (Cost $81,196,476)(a) (99.85%)			106,938,700
Other Net Assets (0.15%)			157,194
Net Assets (100.00%)			$107,095,894

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $81,478,047.

At May 31, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	35,325,339
Unrealized depreciation	(9,864,686)
Net unrealized appreciation	25,460,653

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2019:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
2 / JUN 2019 / Long / CME	388,312	362,040	$(26,272)

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
05/31/2019

		Value
Security Description	Shares	(Note 1)
Common Stock (98.92%)

Basic Materials (3.85%)
A Schulman Inc - CVR**	2,962	2,518
AdvanSix Inc*	2,892	70,507
AK Steel Holding Corp*	31,639	54,419
American Vanguard Corp	2,434	32,324
Balchem Corp(a)	3,221	292,111
Century Aluminum Co*	4,940	27,615
Clearwater Paper Corp*	1,635	26,340
Ferro Corp*	8,296	112,328
PH Glatfelter Co	4,384	63,919
HB Fuller Co	5,072	199,989
Hawkins Inc	889	31,613
Innophos Holdings Inc	1,960	52,116
Innospec Inc	2,391	192,977
Kaiser Aluminum Corp	1,681	149,811
Koppers Holdings Inc*	2,119	56,493
Kraton Corp*	3,201	78,328
Livent Corp*	14,547	91,937
Materion Corp	2,026	122,472
Mercer International Inc	4,141	59,341
Neenah Inc	1,669	95,400
Quaker Chemical Corp	1,336	241,629
Rayonier Advanced Materials Inc	4,999	32,643
Rogers Corp*	1,842	254,178
Schweitzer-Mauduit International Inc	3,051	95,466
Stepan Co	1,999	169,635
Total Basic Materials		2,606,109

Communications (4.46%)
8x8 Inc*	9,332	225,181
ADTRAN Inc	4,820	75,578
ATN International Inc	1,090	63,765
CalAmp Corp*	3,588	36,454
Cincinnati Bell Inc*	4,841	30,982
Cogent Communications Holdings Inc	4,180	244,530
Consolidated Communications Holdings Inc	7,218	28,872
Digi International Inc*	2,432	26,484
ePlus Inc*	1,374	97,087
The EW Scripps Co	5,565	84,699
Extreme Networks Inc*	11,197	63,039
Finisar Corp*	11,402	239,214
Frontier Communications Corp*	10,665	20,050
Gannett Co Inc	11,003	86,484
Harmonic Inc*	8,550	44,631
HealthStream Inc*	2,593	64,825
Iridium Communications Inc*	9,712	208,128
Liquidity Services Inc*	2,609	14,663
NETGEAR Inc*	3,121	78,649
New Media Investment Group Inc	5,426	50,082
NIC Inc	6,674	106,517
Perficient Inc*	3,355	102,093
QuinStreet Inc*	3,564	54,636
Scholastic Corp	2,754	91,130
Shutterfly Inc*	3,327	157,966
Shutterstock Inc	1,885	71,743
Spok Holdings Inc	1,924	29,726
Stamps.com Inc*	1,672	56,079
TechTarget Inc*	2,200	41,580
Viavi Solutions Inc*	22,249	268,100
Vonage Holdings Corp*	21,469	254,193
Total Communications		3,017,160

Consumer, Cyclical (13.61%)
Abercrombie & Fitch Co	6,560	113,488
Allegiant Travel Co	1,263	176,959
American Axle & Manufacturing Holdings Inc*	11,257	113,808
Anixter International Inc*	2,918	155,704
Asbury Automotive Group Inc*	1,942	144,077
Ascena Retail Group Inc*	16,548	17,375
Barnes & Noble Education Inc*	3,275	10,382
Barnes & Noble Inc	5,697	25,010
Big Lots Inc	3,990	110,124
BJ's Restaurants Inc	2,118	88,723
The Buckle Inc	2,729	41,071
Caleres Inc	4,288	80,872
Callaway Golf Co	8,851	130,110
The Cato Corp	2,492	30,876
Cavco Industries Inc*	839	120,480
Chico's FAS Inc	11,607	39,116
The Children's Place Inc	1,669	154,650
Chuy's Holdings Inc*	1,589	35,149
Conn's Inc*	2,348	42,147
Cooper Tire & Rubber Co	4,894	134,977
Cooper-Standard Holdings Inc*	1,609	62,204
Core-Mark Holding Co Inc	4,601	169,685
Crocs Inc*	6,649	128,459
Daktronics Inc	3,984	24,741
Dave & Buster's Entertainment Inc	3,850	191,499
Designer Brands Inc	6,801	123,030
Dine Brands Global Inc	1,789	168,917
Dorman Products Inc*	2,929	239,182
El Pollo Loco Holdings Inc*	2,051	21,494
Ethan Allen Interiors Inc	2,402	50,970
Express Inc*	7,585	22,831
EZCORP Inc*	4,843	42,522
Fiesta Restaurant Group Inc*	2,324	32,954
Fossil Group Inc*	4,397	43,047
Fox Factory Holding Corp*	3,780	253,336
GameStop Corp	10,222	77,483
Garrett Motion Inc*	7,461	114,750
Genesco Inc*	1,901	85,507
Gentherm Inc*	3,353	125,335
G-III Apparel Group Ltd*	4,180	107,551
Group 1 Automotive Inc	1,736	125,322
Guess? Inc	5,652	91,393
Haverty Furniture Cos Inc	1,917	33,375
Hawaiian Holdings Inc	4,824	120,504
Hibbett Sports Inc*	1,822	40,303
Installed Building Products Inc*	2,092	107,612
Interface Inc	6,070	87,833
iRobot Corp*	2,790	243,037
JC Penney Co Inc*	31,537	26,806

Kirkland's Inc*	1,580	6,367
La-Z-Boy Inc	4,599	148,042
LCI Industries	2,530	209,661
LGI Homes Inc*	1,815	123,783
Lithia Motors Inc	2,226	254,098
Lumber Liquidators Holdings Inc*	2,806	26,910
M/I Homes Inc*	2,766	75,733
The Marcus Corp	2,145	74,989
MarineMax Inc*	2,374	36,987
MDC Holdings Inc	4,784	150,361
Meritage Homes Corp*	3,571	178,907
Methode Electronics Inc	3,654	89,998
Mobile Mini Inc	4,477	137,310
Monarch Casino & Resort Inc*	1,142	49,140
Motorcar Parts of America Inc*	1,857	32,887
Movado Group Inc	1,570	40,443
Nautilus Inc*	2,880	7,747
Office Depot Inc	53,903	105,650
Oxford Industries Inc	1,699	121,037
PetMed Express Inc	1,968	34,381
Red Robin Gourmet Burgers Inc*	1,277	32,666
Regis Corp*	3,006	56,032
RH*	1,921	163,573
Ruth's Hospitality Group Inc	2,946	67,375
ScanSource Inc*	2,508	73,259
Shake Shack Inc*	2,591	158,958
Shoe Carnival Inc	999	25,664
SkyWest Inc(a)	5,222	306,637
Sleep Number Corp*	3,041	105,857
Sonic Automotive Inc	2,552	44,481
Standard Motor Products Inc	2,030	86,031
Steven Madden Ltd	7,789	235,695
Superior Industries International Inc	2,154	7,948
Tailored Brands Inc	4,990	26,247
Tile Shop Holdings Inc	3,476	14,530
Titan International Inc	4,982	21,024
Unifi Inc*	1,447	27,276
UniFirst Corp	1,547	245,633
Universal Electronics Inc*	1,358	53,492
Vera Bradley Inc*	1,892	20,717
Veritiv Corp*	1,144	20,203
Vista Outdoor Inc*	5,502	42,200
Vitamin Shoppe Inc*	1,557	5,823
Wabash National Corp	5,495	74,237
William Lyon Homes*	2,798	51,875
Wingstop Inc	2,930	233,462
Winnebago Industries Inc	2,789	89,638
Wolverine World Wide Inc	9,119	254,785
Zumiez Inc*	1,661	32,855
Total Consumer, Cyclical		9,209,384

Consumer, Non-Cyclical (18.12%)
ABM Industries Inc	6,592	238,960
Acorda Therapeutics Inc*	3,939	36,593
Addus HomeCare Corp*	991	67,765
Akorn Inc*	9,531	39,268
AMAG Pharmaceuticals Inc*	3,411	32,507
American Public Education Inc*	1,645	46,027
AMN Healthcare Services Inc*	4,669	226,166
Amphastar Pharmaceuticals Inc*	3,566	68,646
The Andersons Inc	2,657	72,191
AngioDynamics Inc*	3,693	69,391
ANI Pharmaceuticals Inc*	910	63,391
Anika Therapeutics Inc*	1,454	55,252
Arlo Technologies Inc*	6,180	21,197
Assertio Therapeutics Inc*	5,860	17,170
Avon Products Inc*	43,298	162,800
B&G Foods Inc	6,682	146,670
BioTelemetry Inc*	3,315	158,656
Calavo Growers Inc	1,584	138,521
Cal-Maine Foods Inc	2,954	109,357
Cambrex Corp*	3,307	131,619
Cardiovascular Systems Inc*	3,469	135,118
Cardtronics PLC*	3,733	112,737
Care.com Inc*	2,509	35,854
Career Education Corp*	6,635	124,539
Central Garden & Pet Co*	1,035	29,135
Central Garden And Pet Co* Class A	4,012	102,587
The Chefs' Warehouse Inc*	2,331	73,823
Coca-Cola Consolidated Inc	446	134,696
Community Health Systems Inc*	11,035	29,353
CONMED Corp	2,619	210,777
Corcept Therapeutics Inc*	10,698	104,626
CorVel Corp*	969	71,687
Cross Country Healthcare Inc*	3,652	25,966
CryoLife Inc*	3,262	93,783
Cutera Inc*	1,289	21,720
Cytokinetics Inc*	5,112	53,011
Darling Ingredients Inc*,(a)	16,038	303,118
Dean Foods Co	9,166	10,083
Diplomat Pharmacy Inc*	5,700	26,334
Eagle Pharmaceuticals Inc*	1,123	57,060
Emergent BioSolutions Inc*	4,436	177,085
Enanta Pharmaceuticals Inc*	1,590	143,847
Endo International PLC*	20,210	100,040
The Ensign Group Inc	4,885	260,175
EVERTEC Inc	6,048	173,336
Forrester Research Inc	996	45,348
FTI Consulting Inc*,(a)	3,789	317,972
Heidrick & Struggles International Inc	1,846	56,045
Heska Corp*	673	47,177
HMS Holdings Corp*	8,301	252,599
Innoviva Inc*	6,708	91,698
Integer Holdings Corp*	2,997	210,090
Inter Parfums Inc	1,699	110,061
Invacare Corp	3,327	19,729
J&J Snack Foods Corp	1,501	241,436

John B Sanfilippo & Son Inc	861	65,996
Kelly Services Inc	3,086	72,521
Korn Ferry	5,672	244,349
Lannett Co Inc*	2,918	15,349
Lantheus Holdings Inc*	3,880	93,081
LeMaitre Vascular Inc	1,530	39,489
LHC Group Inc*,(a)	2,932	332,136
LSC Communications Inc	3,223	15,632
Luminex Corp	4,147	87,502
Magellan Health Inc*	2,471	163,160
Matthews International Corp	3,224	109,713
The Medicines Co*	6,505	231,903
Medifast Inc	1,204	155,256
Medpace Holdings Inc*	2,595	140,078
Meridian Bioscience Inc	4,249	48,014
Merit Medical Systems Inc*	5,439	280,816
MGP Ingredients Inc	1,267	76,286
Momenta Pharmaceuticals Inc*	9,815	114,148
Monro Inc	3,235	257,862
Myriad Genetics Inc*	7,300	180,821
Natus Medical Inc*	3,265	81,299
Navigant Consulting Inc	4,037	88,814
Neogen Corp*	5,176	291,667
NeoGenomics Inc*	9,060	196,693
OraSure Technologies Inc*	6,127	50,854
Orthofix Medical Inc*	1,892	93,332
Owens & Minor Inc	6,011	16,170
Phibro Animal Health Corp	1,987	58,775
Progenics Pharmaceuticals Inc*	7,397	30,993
The Providence Service Corp*	1,099	71,083
Quanex Building Products Corp	3,418	53,013
REGENXBIO Inc*	2,935	126,264
Rent-A-Center Inc*	4,464	106,511
Repligen Corp*	3,949	274,337
Resources Connection Inc	2,990	45,897
RR Donnelley & Sons Co	6,596	14,643
Select Medical Holdings Corp*	10,762	151,206
Seneca Foods Corp*	660	16,302
SpartanNash Co	3,727	43,010
Spectrum Pharmaceuticals Inc*	10,511	77,361
Strategic Education Inc	2,179	383,481
Supernus Pharmaceuticals Inc*	5,197	156,066
Surmodics Inc*	1,330	53,945
Tactile Systems Technology Inc*	1,689	81,123
Team Inc*	2,930	42,544
Tivity Health Inc*	4,670	85,461
TrueBlue Inc*	3,979	84,514
US Physical Therapy Inc	1,244	138,967
United Natural Foods Inc*	5,088	51,643
Universal Corp	2,510	141,865
Vanda Pharmaceuticals Inc*	5,279	77,496
Varex Imaging Corp*	3,808	101,597
Viad Corp	2,054	129,073
WD-40 Co	1,396	218,237
Total Consumer, Non-Cyclical		12,263,140

Energy (3.99%)
Archrock Inc	12,975	115,088
Bonanza Creek Energy Inc*	1,864	36,404
C&J Energy Services Inc*	6,383	75,575
Carrizo Oil & Gas Inc*	8,776	89,340
CONSOL Energy Inc*	2,836	74,360
Denbury Resources Inc*	46,431	66,861
Diamond Offshore Drilling Inc*	6,436	50,651
Dril-Quip Inc*	3,625	149,531
Era Group Inc*	2,067	15,192
Exterran Corp*	3,227	44,533
FutureFuel Corp	2,258	23,438
Geospace Technologies Corp*	1,047	13,098
Green Plains Inc	3,903	50,934
Gulf Island Fabrication Inc*	900	7,200
Gulfport Energy Corp*	15,178	83,024
Helix Energy Solutions Group Inc*	13,968	94,424
HighPoint Resources Corp*	9,646	18,038
KLX Energy Services Holdings Inc*	2,045	40,287
Laredo Petroleum Inc*	15,407	40,674
Matrix Service Co*	2,446	44,273
Nabors Industries Ltd	32,902	77,649
Newpark Resources Inc*	8,961	62,637
Noble Corp plc*	24,763	48,040
Oil States International Inc*	6,072	101,038
Par Pacific Holdings Inc*	2,984	58,486
PDC Energy Inc*	6,436	196,427
Penn Virginia Corp*	1,312	40,016
Pioneer Energy Services Corp*	7,129	2,246
ProPetro Holding Corp*	6,944	134,852
Renewable Energy Group Inc*	3,755	58,728
REX American Resources Corp*	531	35,827
Ring Energy Inc*	5,422	19,194
SolarEdge Technologies Inc*	4,311	230,983
SRC Energy Inc*	23,938	113,466
SunCoke Energy Inc*	6,488	47,622
Superior Energy Services Inc*	15,582	25,243
TETRA Technologies Inc*	12,600	19,404
Unit Corp*	5,423	52,169
US Silica Holdings Inc	7,460	77,435
Whiting Petroleum Corp*	9,066	166,633
Total Energy		2,701,020

Financial (24.97%)
Acadia Realty Trust	8,187	223,913
Agree Realty Corp	3,744	250,660
Ambac Financial Group Inc*	4,388	66,698
American Assets Trust Inc	3,772	171,211
American Equity Investment Life Holding Co	8,799	249,100
Ameris Bancorp	4,070	143,630
AMERISAFE Inc	1,932	115,089
Apollo Commercial Real Estate Finance Inc	11,233	206,462
Armada Hoffler Properties Inc	4,539	74,894
ARMOUR Residential REIT Inc	5,847	101,738
Axos Financial Inc*	5,367	146,573
Banc of California Inc	4,101	54,256
Banner Corp	3,113	157,082
Berkshire Hills Bancorp Inc	4,061	118,541
Blucora Inc*	4,714	145,993
Boston Private Financial Holdings Inc	8,332	85,403
Brookline Bancorp Inc	8,059	115,647
Capstead Mortgage Corp	8,523	67,417
CareTrust REIT Inc	8,852	215,192
CBL & Associates Properties Inc	16,968	13,817
Cedar Realty Trust Inc	7,158	20,257
Central Pacific Financial Corp	2,875	79,896
Chatham Lodging Trust	4,440	84,538
Chesapeake Lodging Trust	5,971	171,786
City Holding Co	1,547	113,008
Columbia Banking System Inc	7,349	245,089
Community Bank System Inc	5,115	316,159
Community Healthcare Trust Inc	1,592	62,295
Customers Bancorp Inc*	2,828	55,768
CVB Financial Corp	10,289	211,439
DiamondRock Hospitality Co	20,125	199,439
Dime Community Bancshares Inc	2,890	51,384
Eagle Bancorp Inc	3,182	168,901
Easterly Government Properties Inc	6,058	111,528
EastGroup Properties Inc	3,620	401,819
eHealth Inc*	1,827	128,913
Employers Holdings Inc	3,193	132,637
Encore Capital Group Inc*	2,392	82,141
Enova International Inc*	3,399	72,569
Fidelity Southern Corp	2,224	62,650
First BanCorp	21,892	218,044
First Commonwealth Financial Corp	10,070	126,580
First Financial Bancorp	9,814	219,048
First Midwest Bancorp Inc	10,344	201,605
Flagstar Bancorp Inc	2,967	93,401
Four Corners Property Trust Inc	6,547	188,292
Franklin Financial Network Inc	1,168	30,660
Franklin Street Properties Corp	10,760	77,902
Getty Realty Corp	3,197	98,979
Glacier Bancorp Inc(a)	8,519	335,734
Global Net Lease Inc	8,353	153,779
Granite Point Mortgage Trust Inc	5,096	94,735
Great Western Bancorp Inc	5,673	176,260
Greenhill & Co Inc	1,752	26,227
Hanmi Financial Corp	3,211	66,211
HCI Group Inc	756	30,731
Heritage Financial Corp	3,361	94,444
Hersha Hospitality Trust	3,592	61,244
HFF Inc	3,728	160,975
HomeStreet Inc*	2,707	77,014
Hope Bancorp Inc	11,987	154,273
Horace Mann Educators Corp	4,007	162,324
Independence Realty Trust Inc	8,262	90,717
Independent Bank Corp	3,421	237,246
Innovative Industrial Properties Inc	974	81,845
INTL. FCStone Inc*	1,498	52,070
Invesco Mortgage Capital Inc	12,722	195,791
iStar Inc	6,851	75,430
James River Group Holdings Ltd	2,891	128,939
Kite Realty Group Trust	8,396	127,619
LegacyTexas Financial Group Inc	4,555	166,258
Lexington Realty Trust	20,840	191,103
LTC Properties Inc	3,976	177,926
Marcus & Millichap Inc*	2,142	65,417
Meta Financial Group Inc	2,742	71,758
National Bank Holdings Corp	2,643	92,743
National Storage Affiliates Trust	5,662	168,671

NBT Bancorp Inc	4,311	154,980
New York Mortgage Trust Inc	18,492	111,692
NMI Holdings Inc*	6,628	180,679
Northfield Bancorp Inc	4,483	67,290
NorthStar Realty Europe Corp	4,963	81,741
Northwest Bancshares Inc	10,116	169,645
Office Properties Income Trust	4,791	114,553
OFG Bancorp	4,362	81,918
Old National Bancorp	14,669	233,824
Opus Bank	2,188	43,913
Oritani Financial Corp	3,976	63,616
Pacific Premier Bancorp Inc	4,527	128,114
Pennsylvania Real Estate Investment Trust	7,059	45,248
PennyMac Mortgage Investment Trust	6,770	140,816
Piper Jaffray Cos	1,416	100,281
PRA Group Inc*	4,604	127,116
Preferred Bank	1,334	58,389
ProAssurance Corp	5,377	201,745
Provident Financial Services Inc	6,007	143,207
RE/MAX Holdings Inc	1,780	52,724
Redwood Trust Inc	9,626	153,342
Retail Opportunity Investments Corp	11,310	189,329
RLI Corp(a)	3,911	335,877
RPT Realty	7,667	93,307
S&T Bancorp Inc	3,468	130,744
Safety Insurance Group Inc	1,533	139,702
Saul Centers Inc	1,169	62,764
Seacoast Banking Corp of Florida*	5,182	120,171
ServisFirst Bancshares Inc	4,533	142,064
Simmons First National Corp	9,302	212,179
Southside Bancshares Inc	3,155	102,758
Stewart Information Services Corp	2,381	97,931
Summit Hotel Properties Inc	10,506	120,084
Third Point Reinsurance Ltd*	7,370	74,879
Tompkins Financial Corp	1,219	96,338
Triumph Bancorp Inc*	2,315	64,982
TrustCo Bank Corp NY	9,676	71,409
United Community Banks Inc	7,977	211,470
United Fire Group Inc	2,126	99,794
United Insurance Holdings Corp	2,058	27,742
Universal Health Realty Income Trust	1,242	101,807
Universal Insurance Holdings Inc	3,272	95,019
Urstadt Biddle Properties Inc	2,991	65,443
Veritex Holdings Inc	4,539	115,427
Virtus Investment Partners Inc	724	73,551
Waddell & Reed Financial Inc	7,605	122,821
WageWorks Inc*	3,949	197,332
Walker & Dunlop Inc	2,755	138,494
Washington Prime Group Inc	18,663	76,518
Washington Real Estate Investment Trust	7,964	211,922
Westamerica Bancorporation	2,609	156,253
Whitestone REIT	3,993	50,591
WisdomTree Investments Inc	11,401	68,520
World Acceptance Corp*	575	76,067
Xenia Hotels & Resorts Inc	11,215	234,506

Total Financial		16,900,155

Industrial (18.73%)
AAON Inc	3,922	178,020
AAR Corp	3,171	95,415
Actuant Corp	6,089	134,810
Advanced Energy Industries Inc*	3,806	190,947
Aegion Corp*	3,357	48,341
Aerojet Rocketdyne Holdings Inc*	7,186	277,237
Aerovironment Inc*	2,121	137,335
Alamo Group Inc	937	88,949
Alarm.com Holdings Inc*	3,509	204,610
Albany International Corp	2,871	201,171
American Woodmark Corp*	1,586	114,969
Apogee Enterprises Inc	2,707	98,129
Applied Industrial Technologies Inc	3,882	210,909
Applied Optoelectronics Inc*	1,964	17,008
ArcBest Corp	2,482	62,224
Arcosa Inc	4,845	164,197
Astec Industries Inc	2,327	68,484
Atlas Air Worldwide Holdings Inc*	2,496	88,333
Axon Enterprise Inc*,(a)	5,768	385,188
AZZ Inc	2,578	108,482
Badger Meter Inc	2,921	154,229
Barnes Group Inc	4,707	243,446
Bel Fuse Inc	988	17,073
Benchmark Electronics Inc	4,050	89,465
Boise Cascade Co	3,900	86,580
Brady Corp	4,730	218,999
Briggs & Stratton Corp	4,252	39,969
Chart Industries Inc*	3,048	233,568
CIRCOR International Inc*	1,919	81,097
Comfort Systems USA Inc	3,696	174,377
Comtech Telecommunications Corp	2,370	50,126
Control4 Corp*	2,630	62,226
DXP Enterprises Inc*	1,585	51,069
Echo Global Logistics Inc*	2,538	49,922
Encore Wire Corp	2,060	102,815
EnPro Industries Inc	2,127	118,027
ESCO Technologies Inc	2,555	178,569
Exponent Inc	5,218	292,469
Fabrinet*	3,702	157,853
FARO Technologies Inc*	1,657	73,074
Federal Signal Corp	5,933	141,739
Forward Air Corp	2,951	164,754
Franklin Electric Co Inc	3,824	167,606
Gibraltar Industries Inc*	3,137	111,991
The Greenbrier Cos Inc	3,244	88,269
Griffon Corp	3,397	48,849
Harsco Corp*	8,085	202,125
Haynes International Inc	1,242	36,179
Heartland Express Inc	4,781	85,484
Hillenbrand Inc	6,272	233,507
Hub Group Inc*	3,325	129,542
Ichor Holdings Ltd*	2,215	46,737
II-VI Inc*	5,926	186,254

Insteel Industries Inc	1,735	31,716
Itron Inc*	3,348	189,664
John Bean Technologies Corp(a)	3,184	326,519
Kaman Corp	2,801	155,764
KEMET Corp	5,811	92,395
Knowles Corp*	9,026	141,979
Lindsay Corp	1,030	81,761
LSB Industries Inc*	1,435	4,807
Lydall Inc*	1,743	31,513
Marten Transport Ltd	3,836	67,590
Matson Inc	4,283	146,564
Moog Inc	3,255	268,277
Mueller Industries Inc	5,776	155,663
Multi-Color Corp	1,395	69,387
Myers Industries Inc	3,548	60,032
MYR Group Inc*	1,615	52,148
National Presto Industries Inc	504	49,337
Olympic Steel Inc	881	10,907
Orion Group Holdings Inc*	2,840	7,015
OSI Systems Inc*	1,710	177,139
Park Electrochemical Corp	1,909	28,520
Patrick Industries Inc*	2,259	92,145
PGT Innovations Inc*	5,837	87,322
Plexus Corp*	3,080	152,552
Powell Industries Inc	838	28,844
Proto Labs Inc*	2,724	273,353
Raven Industries Inc	3,584	117,376
Saia Inc*	2,527	149,093
Sanmina Corp*	6,831	181,636
SEACOR Holdings Inc*	1,714	71,320
Simpson Manufacturing Co Inc	4,021	244,638
SMART Global Holdings Inc*	1,196	20,368
SPX Corp*	4,195	124,759
SPX FLOW Inc*	4,202	150,011
Standex International Corp	1,287	83,706
Sturm Ruger & Co Inc	1,780	88,484
Tennant Co	1,758	101,278
Tetra Tech Inc(a)	5,580	376,763
TimkenSteel Corp*	3,932	27,957
TopBuild Corp*	3,464	274,591
Tredegar Corp	2,521	39,302
Triumph Group Inc	4,765	92,393
TTM Technologies Inc*	9,342	79,687
Universal Forest Products Inc	6,063	195,532
US Concrete Inc*	1,585	73,813
US Ecology Inc	2,200	130,944
Vicor Corp*	1,588	48,132
Watts Water Technologies Inc	2,791	227,159
Total Industrial		12,674,602

Technology (8.96%)
3D Systems Corp*	11,420	92,388
Agilysys Inc*	1,424	31,043
Axcelis Technologies Inc*	3,225	47,827
Bottomline Technologies DE Inc*	3,707	161,922
Brooks Automation Inc	7,078	251,198
Cabot Microelectronics Corp	2,885	281,201
CEVA Inc*	2,229	50,888
Cohu Inc	4,066	59,160
Computer Programs & Systems Inc	1,062	27,410
Cray Inc*	4,078	142,771
CSG Systems International Inc	3,263	146,346
CTS Corp	3,313	87,662
Cubic Corp	2,855	161,079
Diebold Nixdorf Inc*	7,353	62,501
Diodes Inc*	3,881	120,039
Donnelley Financial Solutions Inc*	3,281	40,455
DSP Group Inc*	2,148	30,008
Ebix Inc	2,210	103,715
Electronics For Imaging Inc*	4,248	155,689
ExlService Holdings Inc*	3,451	204,506
FormFactor Inc*	7,104	102,013
Insight Enterprises Inc*	3,525	181,467
Kopin Corp*	6,036	6,941
Kulicke & Soffa Industries Inc	6,590	127,780
LivePerson Inc*	5,605	155,987
ManTech International Corp	2,644	162,262
MaxLinear Inc*	6,001	127,041
Mercury Systems Inc*	4,835	332,455
MicroStrategy Inc*	821	109,119
Monotype Imaging Holdings Inc	4,231	68,923
MTS Systems Corp	1,789	97,071
Nanometrics Inc*	2,280	64,866
NextGen Healthcare Inc*	4,741	91,264
Omnicell Inc*(a)	4,065	322,964
OneSpan Inc*	2,814	39,255
PDF Solutions Inc*	2,557	31,068
Photronics Inc*	7,012	56,867
Power Integrations Inc	2,968	193,395
Progress Software Corp	4,499	184,279
Qualys Inc*	3,285	291,085
Rambus Inc*	11,045	125,471
Rudolph Technologies Inc*	3,191	73,616
SPS Commerce Inc*	1,706	173,893
Sykes Enterprises Inc*	3,994	98,891
Tabula Rasa HealthCare Inc*	1,693	76,473
TiVo Corp	12,338	88,834
TTEC Holdings Inc	1,380	54,758
Ultra Clean Holdings Inc*	3,885	49,534
Unisys Corp*	5,140	49,858
Veeco Instruments Inc*	4,630	53,199
Virtusa Corp*	2,769	117,406
Xperi Corp	4,873	102,382
Total Technology		6,068,225

Utilities (2.23%)
American States Water Co		3,685	268,784
Avista Corp		6,589	275,157
California Water Service Group		4,824	237,437
El Paso Electric Co		4,080	237,456
Northwest Natural Holding Co		2,888	198,752
South Jersey Industries Inc		9,198	290,197
Total Utilities			1,507,783

Total Common Stock (Cost $57,456,008)			66,947,578

United States Treasury Bills (0.74%)
0.000%	08/01/2019	500,000	498,121
Total United States Treasury Bills (Cost $4,980,222)			498,121

Total Investments (Cost $57,954,025)(b) (99.66%)			67,445,699
Other Net Assets (0.34%)			232,937
Net Assets (100.00%)			67,678,636

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At May 31, 2019, the fair value was $2,518, or 0.00% of net assets.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $57,979,496.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	18,723,943
Unrealized depreciation	(9,257,741)
Net unrealized appreciation	9,466,203

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2019:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
9 / JUN 2019 / Long / ICE	680,558	659,925	(20,633)

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
05/31/2019

			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (96.28%)

Basic Materials (3.36%)
Linde PLC(a)		15,167	2,738,402
PPG Industries Inc(a)		16,000	1,674,400
Sensient Technologies Corp		8,500	575,450
Total Basic Materials			4,988,252

Communications (8.73%)
Alphabet Inc - Class A*,(a)		1,600	1,770,400
Alphabet Inc - Class C*,(a)		1,600	1,765,808
Amazon.com Inc*		2,000	3,550,140
AT&T Inc(a)		57,669	1,763,518
Facebook Inc*,(a)		11,600	2,058,652
Verizon Communications Inc(a)		37,842	2,056,713
Total Communications			12,965,231

Consumer, Cyclical (5.84%)
ConocoPhillips(a)		19,648	1,158,446
DR Horton Inc(a)		55,200	2,360,352
Ford Motor Co(a)		290,000	2,760,800
Marriott International Inc(a)		13,000	1,622,920
Target Corp(a)		9,639	775,457
Total Consumer, Cyclical			8,677,975

Consumer, Non-Cyclical (17.41%)
Abbott Laboratories(a)		41,110	3,129,704
AbbVie Inc(a)		33,610	2,578,223
AmerisourceBergen Corp(a)		22,912	1,783,928
Baxter International Inc(a)		27,700	2,034,288
Celgene Corp*,(a)		7,500	703,425
Centene Corp*,(a)		27,800	1,605,450
Colgate-Palmolive Co(a)		20,400	1,420,248
Conagra Brands Inc(a)		42,450	1,136,387
Gilead Sciences Inc(a)		31,200	1,942,200
Merck & Co Inc(a)		35,200	2,788,192
Sprouts Farmers Market Inc*,(a)		230,000	4,611,500
Takeda Pharmaceutical Co Ltd		35,665	605,235
Tyson Foods Inc(a)		20,000	1,517,800
Total Consumer, Non-Cyclical			25,856,580

Energy (9.49%)
Baker Hughes a GE Co(a)	27,455	587,812
BP PLC(a)	81,437	3,316,115
Chevron Corp(a)	29,324	3,338,537
Devon Energy Corp(a)	7,352	184,976
Exxon Mobil Corp(a)	43,236	3,059,812
Royal Dutch Shell PLC(a)	36,500	2,256,065
Schlumberger Ltd(a)	39,100	1,356,378
Total Energy		14,099,695

Financial (23.63%)
Arthur J Gallagher & Co(a)	32,400	2,728,080
Bank of America Corp(a)	140,000	3,724,000
The Bank of New York Mellon Corp(a)	5,000	213,450
BlackRock Inc(a)	6,300	2,618,028
Citigroup Inc(a)	21,300	1,323,795
Digital Realty Trust Inc(a)	16,500	1,942,380
The Goldman Sachs Group Inc(a)	15,850	2,892,467
JPMorgan Chase & Co(a)	71,020	7,525,278
Morgan Stanley(a)	47,050	1,914,465
Principal Financial Group Inc(a)	13,650	703,931
Public Storage	11,500	2,735,620
State Street Corp(a)	3,200	176,800
US Bancorp(a)	60,600	3,042,120
Wells Fargo & Co(a)	80,000	3,549,600
Total Financial		35,090,014

Industrial (7.35%)
The Boeing Co(a)	2,900	990,669
Caterpillar Inc(a)	21,442	2,568,966
Masco Corp(a)	90,000	3,142,800
Northrop Grumman Corp(a)	8,600	2,607,950
Seaspan Corp	25,000	232,750
United Technologies Corp(a)	10,625	1,341,938
Total Industrial		10,885,073

Technology (16.68%)
Apple Inc(a)		20,000	3,501,400
Applied Materials Inc(a)		66,000	2,553,540
DXC Technology Co(a)		4,294	204,137
Hewlett Packard Enterprise Co(a)		50,000	686,000
Intel Corp(a)		61,000	2,686,440
International Business Machines Corp(a)		18,560	2,356,934
Microsoft Corp(a)		37,633	4,654,450
Oracle Corp(a)		40,930	2,071,058
Paychex Inc(a)		17,000	1,458,430
Seagate Technology PLC(a)		38,000	1,590,300
Taiwan Semiconductor Manufacturing Co Ltd(a)		30,000	1,150,500
Texas Instruments Inc(a)		18,000	1,877,580
Total Technology			24,790,769

Utilities (3.79%)
Consolidated Edison Inc(a)		45,000	3,883,500
FirstEnergy Corp(a)		23,574	972,192
NextEra Energy Inc(a)		3,900	773,019
Total Utilities			5,628,711

Total Common Stock (Cost $106,697,071)			142,982,300

Preferred Stock (0.61%)
Amerityre Corp*,**		2,000,000	900,000
Total Preferred Stock (Cost $2,000,000)			900,000

United States Treasury Bills (3.35%)
0.000%	08/01/2019	5,000,000	4,981,212

Total Investments (Cost $113,677,293)(b) (100.24%)			148,863,512
Liabilities in Excess of Other Assets (-0.24%)			(363,443)
Net Assets (100.00%)			148,500,069

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At May 31, 2019, the fair value was $900,000, or 0.61% of net assets.

(a)	A portion of these shares have been pledged in connection with obligations for options contracts.

(b)	Aggregate cost for federal income tax purpose is $114,035,508.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	45,101,100
Unrealized depreciation	(10,273,096)
Net unrealized appreciation	34,828,004

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Apple Inc	7/19/2019	(175)	200.00	$3,500,000	$(11,900)
AbbVie Inc	8/16/2019	(118)	85.00	1,003,000	(8,260)
AmerisourceBergen Corp	8/16/2019	(75)	87.50	656,250	(8,925)
Abbott Laboratories	8/16/2019	(300)	80.00	2,400,000	(45,000)
Arthur J Gallagher & Co	7/19/2019	(110)	85.00	935,000	(18,150)
Applied Materials Inc	7/19/2019	(220)	46.00	1,012,000	(4,840)
Amazon.com Inc	8/16/2019	(8)	2,000.00	1,600,000	(18,880)
Boeing Co/The	8/16/2019	(14)	380.00	532,000	(7,672)
Bank of America Corp	8/16/2019	(420)	31.00	1,302,000	(5,880)
Baxter International Inc	8/16/2019	(277)	72.50	2,008,250	(97,643)
Baker Hughes a GE Co	7/19/2019	(85)	25.00	212,500	(1,063)
Bank of New York Mellon Corp/The	7/19/2019	(50)	50.00	250,000	(325)
BlackRock Inc	7/19/2019	(21)	460.00	966,000	(4,494)
BP PLC	7/19/2019	(330)	44.00	1,452,000	(6,600)
Citigroup Inc	7/19/2019	(71)	70.00	497,000	(2,343)
Conagra Brands Inc	9/20/2019	(424)	31.00	1,314,400	(14,840)
Caterpillar Inc	6/21/2019	(90)	145.00	1,305,000	(180)
Colgate-Palmolive Co	8/16/2019	(102)	70.00	714,000	(27,540)
Centene Corp	7/19/2019	(95)	65.00	617,500	(13,870)
ConocoPhillips	7/19/2019	(65)	67.50	438,750	(1,625)
Chevron Corp	7/19/2019	(100)	125.00	1,250,000	(4,000)
DR Horton Inc	8/16/2019	(200)	45.00	900,000	(30,400)
Digital Realty Trust Inc	7/19/2019	(165)	120.00	1,980,000	(39,600)
Devon Energy Corp	7/19/2019	(40)	32.00	128,000	(720)
DXC Technology Co	7/19/2019	(42)	57.50	241,500	(630)
Consolidated Edison Inc	8/16/2019	(220)	85.00	1,870,000	(75,020)
Ford Motor Co	9/20/2019	(500)	11.00	550,000	(6,500)
Facebook Inc	7/19/2019	(90)	185.00	1,665,000	(39,330)
FirstEnergy Corp	7/19/2019	(168)	42.00	705,600	(12,600)
Gilead Sciences Inc	7/19/2019	(100)	67.50	675,000	(4,800)
Alphabet Inc	6/21/2019	(16)	1,240.00	1,984,000	(480)
Alphabet Inc	6/21/2019	(16)	1,240.00	1,984,000	(480)
Goldman Sachs Group Inc/The	7/19/2019	(50)	210.00	1,050,000	(2,550)
Hewlett Packard Enterprise Co	7/19/2019	(175)	16.00	280,000	(875)
International Business Machines Corp	7/19/2019	(185)	145.00	2,682,500	(6,475)
Intel Corp	6/21/2019	(610)	55.00	3,355,000	(1,220)
JPMorgan Chase & Co	7/19/2019	(300)	115.00	3,450,000	(16,800)
Linde PLC	7/19/2019	(75)	185.00	1,387,500	(30,375)
Marriott International Inc/MD	7/19/2019	(110)	135.00	1,485,000	(9,900)
Masco Corp	7/19/2019	(700)	39.00	2,730,000	(17,500)
Merck & Co Inc	7/19/2019	(120)	80.00	960,000	(20,880)
Morgan Stanley	7/19/2019	(156)	46.00	717,600	(4,524)
Microsoft Corp	7/19/2019	(320)	125.00	4,000,000	(135,680)
NextEra Energy Inc	6/21/2019	(20)	200.00	400,000	(4,700)
Northrop Grumman Corp	8/16/2019	(60)	310.00	1,860,000	(80,400)
Oracle Corp	6/21/2019	(350)	52.50	1,837,500	(29,050)
Paychex Inc	9/20/2019	(170)	82.50	1,402,500	(97,920)
Principal Financial Group Inc	6/21/2019	(75)	55.00	412,500	(3,000)
PPG Industries Inc	7/19/2019	(75)	120.00	900,000	(1,800)
Public Storage	6/21/2019	(46)	220.00	1,012,000	(72,266)
Royal Dutch Shell PLC	6/21/2019	(150)	65.00	975,000	(3,000)
Sprouts Farmers Market Inc	6/21/2019	(400)	22.50	900,000	(4,000)
Schlumberger Ltd	8/16/2019	(130)	42.50	552,500	(2,730)
State Street Corp	7/19/2019	(32)	62.50	200,000	(1,120)
Seagate Technology PLC	6/21/2019	(190)	52.50	997,500	(1,330)
AT&T Inc	6/21/2019	(290)	32.00	928,000	(4,350)
Takeda Pharmaceutical Co Ltd	6/21/2019	(130)	20.00	260,000	(650)
Target Corp	7/19/2019	(32)	77.50	248,000	(15,168)
Taiwan Semiconductor Manufacturing Co Ltd	7/19/2019	(190)	43.00	817,000	(3,325)
Tyson Foods Inc	7/19/2019	(110)	72.50	797,500	(57,200)
Texas Instruments Inc	7/19/2019	(140)	110.00	1,540,000	(28,420)
US Bancorp	7/19/2019	(202)	52.50	1,060,500	(10,302)
United Technologies Corp	8/16/2019	(40)	135.00	540,000	(8,560)
Verizon Communications Inc	7/19/2019	(250)	60.00	1,500,000	(3,750)
Wells Fargo & Co	7/19/2019	(250)	50.00	1,250,000	(3,750)
Exxon Mobil Corp	6/21/2019	(275)	80.00	2,200,000	(550)
Total Written Call Options (Premiums Received $2,692,149)				$81,336,850	$(1,198,709)

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
05/31/2019

			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (99.79%)

Communications (38.17%)
Internet (28.82%)
Alphabet Inc - Class A*		19,207	21,252,546
Alphabet Inc - Class C*		19,509	21,530,718
Amazon.com Inc*,(a)		31,280	55,524,189
Baidu Inc*		24,344	2,677,840
Booking Holdings Inc*		4,080	6,757,378
Ctrip.com International Ltd - Class A*		40,186	1,388,828
eBay Inc		83,401	2,996,598
Expedia Group Inc		12,088	1,390,120
Facebook Inc*		204,078	36,217,723
JD.com Inc*		78,248	2,015,668
MercadoLibre Inc*		3,829	2,184,521
Netflix Inc*		39,346	13,506,695
Symantec Corp		52,618	985,535
VeriSign Inc*		10,647	2,075,952
			170,504,311
Media (4.93%)
Charter Communications Inc*		20,162	7,597,041
Comcast Corp - Class A		407,031	16,688,270
Fox Corp - Class A		29,817	1,050,453
Fox Corp - Class B		5,443	188,927
Liberty Global PLC - Class A*		17,321	426,097
Liberty Global PLC - Class C*		47,412	1,149,267
Sirius XM Holdings Inc		390,050	2,071,166
			29,171,221
Telecommunicatoins (4.41%)
Cisco Systems Inc		395,986	20,603,152
T-Mobile US Inc*		74,292	5,456,004
			26,059,156

Total Communications			225,734,688

Consumer, Cyclical (8.18%)
American Airlines Group Inc		41,028	1,117,192
Costco Wholesale Corp		39,697	9,510,608
Dollar Tree Inc*		20,122	2,044,194
Fastenal Co		50,020	1,530,112
Hasbro Inc		10,768	1,024,468
Lululemon Athletica Inc*		10,797	1,787,875
Marriott International Inc		30,045	3,750,818
O'Reilly Automotive Inc*		7,055	2,620,015
PACCAR Inc		30,605	2,014,421
Ross Stores Inc		32,884	3,057,883
Starbucks Corp		109,267	8,310,848
Tesla Inc*		15,565	2,882,015
Ulta Beauty Inc*		5,303	1,767,914
United Continental Holdings Inc*		23,997	1,863,367
Walgreens Boots Alliance Inc		83,598	4,124,725
Wynn Resorts Ltd		8,957	961,355
Total Consumer, Cyclical			48,367,810

Consumer, Non-Cyclical (17.27%)
Alexion Pharmaceuticals Inc*	18,960	2,155,373
Align Technology Inc*	6,948	1,975,664
Amgen Inc	56,123	9,355,704
Automatic Data Processing Inc	37,716	6,039,086
Biogen Inc*	17,642	3,868,714
BioMarin Pharmaceutical Inc*	15,309	1,259,012
Celgene Corp*	61,600	5,777,464
Cintas Corp	9,259	2,053,924
Gilead Sciences Inc	113,936	7,092,516
Henry Schein Inc*	13,327	859,058
IDEXX Laboratories Inc*	7,575	1,892,008
Illumina Inc*	13,247	4,065,637
Incyte Corp*	18,354	1,443,175
Intuitive Surgical Inc*	10,317	4,795,857
Kraft Heinz Co/The	107,402	2,969,665
Mondelez International Inc	127,091	6,462,577
Monster Beverage Corp*	47,863	2,960,805
Mylan NV*	45,153	758,570
PayPal Holdings Inc*	103,785	11,390,404
PepsiCo Inc	126,591	16,203,649
Regeneron Pharmaceuticals Inc*	9,675	2,919,141
Verisk Analytics Inc	14,348	2,008,720
Vertex Pharmaceuticals Inc*	23,039	3,828,621
Total Consumer, Non-Cyclical		102,135,344

Financial (0.34%)
Willis Towers Watson PLC	11,444	2,008,422

Industrial (1.07%)
CSX Corp	74,373	5,538,558
JB Hunt Transport Services Inc	9,517	810,277
Total Industrial		6,348,835

Technology (34.33%)
Computers (9.35%)
Apple Inc (a)	276,821	48,463,052
Check Point Software Technologies Ltd*	13,681	1,508,741
Cognizant Technology Solutions Corp	50,043	3,099,163
NetApp Inc	22,185	1,313,352
Western Digital Corp	25,103	934,334
		55,318,642
Semiconductors (12.76%)
Advanced Micro Devices Inc*	88,023	2,412,710
Analog Devices Inc	31,286	3,022,853
Applied Materials Inc	86,090	3,330,823
ASML Holding NV	5,976	1,123,787
Broadcom Inc	35,697	8,982,793
Intel Corp	401,978	17,703,111
KLA-Tencor Corp	13,618	1,403,607
Lam Research Corp	13,667	2,386,395
Maxim Integrated Products Inc	24,385	1,282,407
Microchip Technology Inc	20,376	1,630,691
Micron Technology Inc*	100,270	3,269,805
NVIDIA Corp	53,249	7,213,110
NXP Semiconductors NV	28,950	2,552,232
QUALCOMM Inc	106,161	7,093,678
Skyworks Solutions Inc	15,824	1,054,353
Texas Instruments Inc	84,600	8,824,626
Xilinx Inc	21,298	2,178,998
		75,465,979

Software (12.19%)
Activision Blizzard Inc		64,302	2,788,778
Adobe Inc*		43,954	11,907,139
Autodesk Inc*		18,603	2,993,409
Cadence Design Systems Inc*		24,529	1,559,309
Cerner Corp*		28,919	2,023,462
Citrix Systems Inc		7,306	687,641
Electronic Arts Inc*		26,133	2,432,460
Fiserv Inc*		35,095	3,013,257
Intuit Inc		23,347	5,716,513
Microsoft Corp		236,997	29,311,788
NetEase Inc		6,512	1,618,948
Paychex Inc		31,231	2,679,307
Synopsys Inc*		12,896	1,501,610
Take-Two Interactive Software Inc*		9,920	1,072,848
Workday Inc*		13,608	2,777,665
			72,084,134

Total Technology			202,868,755

Utilities (0.43%)
Xcel Energy Inc		44,586	2,556,561

Total Common Stock (Cost $364,138,748)			590,020,415

United States Treasury Bills (0.15%)
0.000%	08/01/2019	900,000	896,618

Total Investments (Cost $365,035,220)(b) (99.93%)			590,917,033
Other Net Assets (0.07%)			410,986
Net Assets (100.00%)			591,328,019

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $365,332,843.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	242,528,820
Unrealized depreciation	(16,944,630)
Net unrealized appreciation	225,584,190

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2019:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
9 / JUNE 2019 / Long / CME	1,316,391	1,284,030	(32,361)

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
05/31/2019

		Value
Security Description	Shares	(Note 1)
Common Stock (98.85%)

Basic Materials (2.09%)
Daqo New Energy Corp*	14,000	532,000
Schnitzer Steel Industries Inc	22,000	464,420
Total Basic Materials		996,420

Communications (8.22%)
Alphabet Inc*	1,400	1,545,082
Arista Networks Inc*	2,000	489,180
Palo Alto Networks Inc*	1,500	300,210
Sierra Wireless Inc*	73,000	879,650
SoftBank Group Corp	15,100	700,640
Total Communications		3,914,762

Consumer, Cyclical (5.64%)
Herman Miller Inc	23,200	823,368
Interface Inc	20,000	289,400
Kandi Technologies Group Inc*	117,500	554,600
NIO Inc*	110,000	335,500
Tesla Inc*	3,700	685,092
Total Consumer, Cyclical		2,687,960

Consumer, Non-Cyclical (9.52%)
Bluebird Bio Inc*	2,900	347,768
CRISPR Therapeutics AG*	22,000	782,540
Danone SA	30,000	480,060
Editas Medicine Inc*	10,500	215,775
Gilead Sciences Inc	7,500	466,874
The Hain Celestial Group Inc*	28,000	570,920
Illumina Inc*	1,250	383,638
Intellia Therapeutics Inc*	24,700	342,836
Invitae Corp*	46,000	802,700
OraSure Technologies Inc*	17,500	145,250
Total Consumer, Non-Cyclical		4,538,361

Energy (34.38%)
Canadian Solar Inc*	55,000	1,049,950
First Solar Inc*	44,600	2,588,584
JinkoSolar Holding Co Ltd*	83,000	1,669,130
Pattern Energy Group Inc	135,000	2,863,351
SolarEdge Technologies Inc*	5,200	278,616
Sunrun Inc*	140,000	2,192,400
TerraForm Power Inc	110,000	1,485,000
TPI Composites Inc*	54,000	1,125,900
Vestas Wind Systems A/S	115,000	3,130,300
Total Energy		16,383,231

Financial (7.67%)
Alexandria Real Estate Equities Inc	4,900	717,409
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,658,240
Horizon Technology Finance Corp	48,800	567,056
Liberty Property Trust	15,000	712,050
Total Financial		3,654,755

Industrial (11.35%)
ABB Ltd	41,600	756,288
Advanced Energy Industries Inc*	8,600	431,462
Garmin Ltd	8,000	611,840
Ichor Holdings Ltd*	30,000	633,000
Itron Inc*	6,200	351,230
SunPower Corp*	138,000	1,029,480
Trex Co Inc*	7,000	418,740
Universal Display Corp	8,000	1,175,440
Total Industrial		5,407,480

Technology (17.48%)
Analog Devices Inc	7,700	743,974
Applied Materials Inc	48,500	1,876,465
Fortinet Inc*	6,500	471,120
International Business Machines Corp	11,500	1,460,385
Microchip Technology Inc	3,000	240,090
NVIDIA Corp	3,100	419,926
Omnicell Inc*	3,100	246,295
QUALCOMM Inc	6,800	454,376
Skyworks Solutions Inc	12,500	832,875
STMicroelectronics NV	46,500	699,360
Ultra Clean Holdings Inc*	32,500	414,375
Veeco Instruments Inc*	40,600	466,494
Total Technology		8,325,735

Utilities (2.50%)
Consolidated Water Co Ltd	88,000	1,192,400

Total Common Stock (Cost $42,275,066)		47,101,104

Total Investments (Cost $42,275,066)(a) (98.85%)		47,101,104
Other Net Assets (1.15%)		546,148
Net Assets (100.00%)		47,647,252

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $42,304,063.

At May 31, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	8,983,255
Unrealized depreciation	(4,186,214)
Net unrealized appreciation	4,797,041

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

GREEN CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
05/31/2019

				Value
SECURITY DESCRIPTION	Par Value	Rate	Maturity	(Note 1)
Municipal Bonds (93.79%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1	1,000,000	4.000%	08/01/2026	1,086,600

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,059,820

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1	1,700,000	5.000%	11/01/2027	2,188,733

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,448,736
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	200,000	2.000%	10/01/2019	200,548

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,178,122

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	900,000	3.000%	10/01/2028	946,926

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,496,388

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,459,479

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,706,300

SUCCESSOR AGENCY TO THE LA MIRADA REDEVELOPMENT AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,149,710

LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	579,105

CITY OF LOS ANGELES
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,167,940

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,022,681

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,725,375
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,078,290
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	573,135

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,194,755

HARBOR DEPARTMENT OF THE CITY OF LOS ANGELES
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	322,703

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,827,575

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,002,740

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	212,522

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	520,670

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,661,364

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,428,852

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,077,884

ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	859,313

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,141,550

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,352,942

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,822,077
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	728,921

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,042,500

SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	517,155

SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	1,000,000	5.000%	11/01/2034	1,243,610
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	744,919

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,365,683
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	815,810

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,171,410

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,955,775

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,455,706
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,040,230

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,021,760

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,882,326

Total Municipal Bonds (Cost $56,981,355)				60,478,640

Variable Rate Demand Notes* (5.29%)
State of California	1,300,000	1.300	%**	05/01/2034	1,300,000
California Health Facilities Financing Authority	1,000,000	5.000	%**	07/01/2043	1,013,040
California Health Facilities Financing Authority	500,000	1.050	%**	11/15/2045	500,000
State of California	500,000	1.230	%**	05/01/2040	500,000
Metropolitan Water District of Southern California	100,000	1.240	%**	07/01/2047	100,000
Total Variable Rate Demand Notes (Cost $3,413,040)					3,413,040

Total Investments (Cost $60,394,395)(a) (99.08%)					63,891,680
Other Net Assets (0.92%)					590,097
Net Assets (100.00%)					64,481,777

(a)	Aggregate cost for federal income tax purposes is $60,374,351.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,681,527
Unrealized depreciation	(164,200)
Net unrealized appreciation	3,517,327

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of May 31, 2019
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
05/31/2019

				Value
Security Description	Par Value	Rate	Maturity	(Note 1)
Government National Mortgage Association (5.05%)
	369,431	3.500	11/20/2044	380,354
	158,984	5.000	03/15/2038	172,125
	135,675	5.500	04/15/2036	150,159
	93,558	6.000	01/15/2026	102,198
	69,237	6.000	06/15/2038	77,203
	33,788	5.500	01/15/2025	36,026
	9,845	5.000	07/15/2020	10,038
Total Government National Mortgage Association (Cost $884,765)				928,103

United States Treasury Bills (0.00%)
	100,000	0.000	06/13/2019	99,937

United States Treasury Bonds (6.05%)
	400,000	2.750	08/15/2042	415,281
	500,000	5.000	05/15/2037	696,777
Total United States Treasury Bonds (Cost $2,555,044)				1,112,058

United States Treasury Notes (87.89%)
	2,200,000	2.125	05/15/2025	2,215,641
	2,000,000	3.625	02/15/2021	2,053,750
	2,000,000	2.500	08/15/2023	2,046,172
	2,000,000	2.000	02/15/2022	2,005,078
	1,600,000	1.375	02/15/2020	1,589,437
	1,300,000	2.125	02/29/2024	1,310,766
	1,300,000	2.625	08/15/2020	1,307,566
	1,100,000	3.125	11/15/2028	1,192,727
	800,000	6.000	02/15/2026	998,141
	900,000	2.250	08/15/2027	910,898
	400,000	6.375	08/15/2027	528,594
Total United States Treasury Notes (Cost $14,525,403)				16,158,770

Total Investments (Cost $18,065,134)(a) (99.52%)				18,298,868
Other Net Assets (0.48%)				88,233
Net Assets (100.00%)				18,387,101

(a)	Aggregate cost for federal income tax purposes is $18,065,134.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	293,099
Unrealized depreciation	(59,363)
Net unrealized appreciation	233,736

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
05/31/2019

				Value
Security Description	Par Value	Rate	Maturity	(Note 1)
Government National Mortgage Association (1.45%)
	55,386	4.125	11/20/2034	57,598
	30,903	4.125	06/20/2034	31,593
Total Government National Mortgage Association (Cost $86,669)				89,191

United States Treasury Notes (97.28%)
	1,100,000	1.375	01/31/2020	1,093,296
	1,000,000	2.125	01/31/2021	1,001,815
	1,000,000	2.000	07/31/2020	997,852
	900,000	1.375	02/15/2020	894,059
	800,000	2.250	07/31/2021	805,219
	600,000	1.000	06/30/2019	599,366
	400,000	2.125	06/30/2022	402,688
	200,000	1.625	06/30/2019	199,881
Total United States Treasury Notes (Cost $5,975,515)				5,994,176

Total Investments (Cost $6,062,184)(a) (98.73%)				6,083,367
Other Net Assets (1.27%)				78,124
Net Assets (100.00%)				6,161,491

(a)	Aggregate cost for federal income tax purposes is $6,062,184.

At May 31, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	33,736
Unrealized depreciation	(12,553)
Net unrealized appreciation	21,183

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities(d)	Written Options - Liabilities	Total
Green California Tax-Free Income Fund	-	63,891,680	-		63,891,680	-	-	-
U.S. Government Securities Fund	-	18,298,868	-		18,298,868	-	-	-
Short-Term U.S. Government Bond Fund	-	6,083,367	-		6,083,367	-	-	-
The United States Treasury Trust Fund	-	40,669,195	-		40,669,195	-	-	-
S&P 500 Index Fund	180,560,486	498,121	-		181,058,607	(4,120)	-	(4,120)
S&P MidCap Index Fund	106,540,203	398,497	-		106,938,700	1,720	-	1,720
S&P SmallCap Index Fund	66,947,578	498,121	-		67,445,699	750	-	750
Shelton Core Value Fund	142,982,300	4,981,212	900,000	(e)	148,863,512		(1,198,709)	(1,198,709)
Nasdaq-100 Index Fund	590,020,415	896,618	-		590,917,033	(2,467)		(2,467)
Shelton Green Alpha Fund	47,101,104	-	-		47,101,105	-	-	-

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE
(b)	All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Preferred Stock

Level 3 Securities	Shelton Core Value Fund
Beginning Balance	$1,000,000
Net Purchases	-
Net Sales	-
Total Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	(100,000)
Accrued Interest	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$900,000

	Fair Value as of 5/31/2019	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Amerityre Corp. 5% Preferred Conv.	$900,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.45	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.